Alpha Intelligent - Large Cap Growth ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.4%
Advertising Services — 1.9%
The Trade Desk, Inc. - Class A (a)	223	$10,035

Aerospace/Defense — 1.9%
TransDigm Group, Inc. (a)	16	9,957

Applications Software — 4.7%
Intuit, Inc.	41	18,703
ServiceNow, Inc. (a)	14	6,253
		24,956
Coatings/Paint — 0.6%
The Sherwin-Williams Co.	13	3,145

Commercial Services - Finance — 1.8%
Block, Inc. (a)	61	4,640
Equifax, Inc.	22	4,596
		9,236
Commercial Services — 3.3%
CoStar Group, Inc. (a)	241	17,494

Communications Software — 0.8%
Zoom Video Communications, Inc. - Class A (a)	38	3,947

Computer Aided Design — 1.1%
Synopsys, Inc. (a)	16	5,880

Computer Software — 8.7%
Cloudflare, Inc. - Class A (a)	187	9,410
Datadog, Inc. - Class A (a)	114	11,629
MongoDB, Inc. (a)	29	9,062
Snowflake, Inc. - Class A (a)	106	15,890
		45,991
Consulting Services — 3.3%
Gartner, Inc. (a)	36	9,557
Verisk Analytics, Inc.	41	7,800
		17,357
Cosmetics and Toiletries — 0.8%
The Estee Lauder Cos. - Class A	15	4,096

Data Processing/Management — 1.7%
Fiserv, Inc. (a)	85	8,983

Diagnostic Equipment — 10.1%
Danaher Corp.	134	39,057
Thermo Fisher Scientific, Inc.	24	14,362
		53,419
Diagnostic Kits — 1.1%
IDEXX Laboratories, Inc. (a)	15	5,988

Distribution/Wholesale — 1.7%
Copart, Inc. (a)	70	8,967

Drug Delivery Systems — 0.7%
Dexcom, Inc. (a)	42	3,447

E-Commerce/Services — 2.7%
DoorDash, Inc. - Class A (a)	135	9,416
Uber Technologies, Inc. (a)	212	4,972
		14,388
Electronic Connectors — 1.9%
Amphenol Corp. - Class A	129	9,950

Electronic Forms — 1.1%
Adobe, Inc. (a)	14	5,742

Enterprise Software Services — 7.2%
Atlassian Corp. PLC - Class A (a)(b)	36	7,535
Bill.com Holdings, Inc. (a)	43	5,808
salesforce.com, Inc. (a)	55	10,121
Veeva Systems, Inc. - Class A (a)	39	8,720
Workday, Inc. - Class A (a)	36	5,584
		37,768
Entertainment Software — 0.9%
Unity Software, Inc. (a)	132	4,935

Finance - Credit Card — 6.8%
Mastercard, Inc. - Class A	81	28,657
Visa, Inc. - Class A	33	7,000
		35,657
Investment Management/Advisor Services — 0.7%
Apollo Global Management, Inc.	66	3,769

Medical - Biomedical/Genetics — 3.6%
Royalty Pharma PLC - Class A (b)	283	12,308
Vertex Pharmaceuticals, Inc. (a)	23	6,449
		18,757
Medical - Drugs — 2.9%
Zoetis, Inc.	84	15,334

Medical - HMO — 7.3%
UnitedHealth Group, Inc.	71	38,506

Medical Instruments — 1.6%
Intuitive Surgical, Inc. (a)	37	8,516

Medical Products — 1.2%
Stryker Corp.	30	6,442

Merchant Wholesalers, Nondurable Goods — 0.8%
McKesson Corp.	13	4,441

Physician Practice Management — 1.1%
agilon health, Inc. (a)	235	5,882

Retail - Auto Parts — 1.9%
AutoZone, Inc. (a)	2	4,275
O'Reilly Automotive, Inc. (a)	8	5,629
		9,904
Retail - Discount — 1.2%
Dollar General Corp.	25	6,211

Theaters — 1.3%
Live Nation Entertainment, Inc. (a)	75	7,049

Web Portals/ISP — 7.0%
Alphabet, Inc. - Class C (a)	317	36,975
TOTAL COMMON STOCKS (Cost $509,282)		503,124

Real Estate Investment Trust (REITs) — 2.5%
American Tower Corp.	48	13,000
TOTAL REITS (Cost $11,514)		13,000

MONEY MARKET FUNDS — 2.2%
First American Government Obligations Fund - Class X, 1.44% (c)	11,601	11,601
TOTAL MONEY MARKET FUNDS (Cost $11,601)		11,601

Total Investments (Cost $532,397) — 100.1%		527,725
Other assets and liabilities, net — (0.1)%		(276)
NET ASSETS — 100.0%		$527,449

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$503,124	$-	$-	$503,124
Real Estate Investment Trusts (REITs)	13,000	-	-	13,000
Money Market Funds	11,601	-	-	11,601
Total Investments - Assets	$527,725	$-	$-	$527,725

* See the Schedule of Investments for industry classifications.